SCHEDULE OF SHORT-TERM AND LONG-TERM BORROWINGS FROM COMMERCIAL BANKS OR OTHER INSTITUTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
Current portion of long-term borrowings	$ 40,435	¥ 291,950	¥ 158,736
Non-current portion of long-term borrowings			291,950
Related Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount	$ 969	7,000
Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount		78,181	20,000
Short-Term Debt [Member] | Related Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount		¥ 7,000
Debt instrument, term	12 months
Fixed annual interest rate	6.00%	6.00%
Short-Term Debt [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount		¥ 71,181	20,000
Debt instrument, term	12 months
Short-Term Debt [Member] | Nonrelated Party [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed annual interest rate	4.00%	4.00%
Short-Term Debt [Member] | Nonrelated Party [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed annual interest rate	10.00%	10.00%
Long Term Debt Current [Member]
Debt Instrument [Line Items]
Current portion of long-term borrowings		¥ 291,950
Long Term Debt Non Current [Member]
Debt Instrument [Line Items]
Non-current portion of long-term borrowings			291,950
Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, term	2 years
Fixed annual interest rate	5.00%	5.00%
Long-term borrowings		¥ 291,950	¥ 291,950